Trade Receivables - Summary of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivable
From sales of educational content	R$ 475,507	R$ 354,968
From related parties (Note 10)	3,209	4,511
Gross trade receivables	478,716	359,479
(-) Allowance for doubtful accounts	(63,434)	(30,051)	R$ (13,419)	R$ (10,290)
Trade Receivables	R$ 415,282	R$ 329,428